Condensed Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Statement of Comprehensive Income [Abstract]
Net Income	¥ 861,773	¥ 274,860
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(112,019)	(88,065)
Impact of changes in policy liability discount rate	83,880	311,459
Net change of debt valuation adjustments	30	188
Net change of defined benefit pension plans	8,678	5,545
Net change of foreign currency translation adjustments	(16,092)	(4,988)
Net change of unrealized gains (losses) on derivative instruments	3,408	(7,093)
Total other comprehensive income (loss)	(32,115)	217,046
Comprehensive Income	829,658	491,906
Comprehensive Income Attributable to the Noncontrolling Interests	5,778	3,043
Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(1,108)	469
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 824,988	¥ 488,394